Significant accounting policies - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) facility tax_equity_investment	Dec. 31, 2024 USD ($)
Significant Accounting Policies [Line Items]
Number of electric generating facilities | facility	3
Cost of plant in service	$ 568.4	$ 560.7
Accumulated depreciation related to commonly owned facilities	120.3	103.3
Expenditures	$ 80.7	69.6
Number of power generating facilities | facility	1
Generating assets of Long Sault	$ 14,136.2	16,961.7
Non-regulated energy sales	2,433.6	2,319.5
Interest expense on long-term debt and others	$ 282.5	363.6
Number of retained tax equity investments in renewable energy projects | tax_equity_investment	7
Number of tax equity investments accounted for using the proportional amortization method | tax_equity_investment	3
Non-Regulated Energy
Significant Accounting Policies [Line Items]
Non-regulated energy sales	$ 36.5	35.3
Long Sault and Saint-Damase Wind Powered Generating Facility | Primary Beneficiary | Power plant
Significant Accounting Policies [Line Items]
Generating assets of Long Sault	32.0	28.8
Long-term debt of Long Sault	6.8	9.2
Operating expenses and amortization	3.4	3.2
Interest expense on long-term debt and others	2.2	1.1
Long Sault and Saint-Damase Wind Powered Generating Facility | Primary Beneficiary | Power plant | Non-Regulated Energy
Significant Accounting Policies [Line Items]
Non-regulated energy sales	$ 12.4	$ 11.5
Minimum
Significant Accounting Policies [Line Items]
Ownership interest in commonly owned facilities	7.52%
Lease renewal term	1 year
Maximum
Significant Accounting Policies [Line Items]
Ownership interest in commonly owned facilities	60.00%
Lease renewal term	5 years
Power sales contracts | Minimum
Significant Accounting Policies [Line Items]
Intangible asset, useful life	6 years
Power sales contracts | Maximum
Significant Accounting Policies [Line Items]
Intangible asset, useful life	25 years
Interconnection agreements
Significant Accounting Policies [Line Items]
Intangible asset, useful life	40 years
Customer relationships (a) | Minimum
Significant Accounting Policies [Line Items]
Intangible asset, useful life	25 years
Customer relationships (a) | Maximum
Significant Accounting Policies [Line Items]
Intangible asset, useful life	40 years